Document and Entity Information	Oct. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2024
Entity Registrant Name	Virginia Electric and Power Company
Entity Incorporation State Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address Address Line 1	120 Tredegar Street
Entity Address City Or Town	Richmond
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000103682